INSURANCE AND UNDERWRITING RESULT, Gross Written Premiums by Insurance Type (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 3,355,573
Percentage of gross written premium	100.00%
Life Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 1,617,938	[1]
Percentage of gross written premium	48.22%	[1]
Percentage of breakdown of life insurance gross written premium	100.00%
Life Insurance [Member] | Disability And Survival [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 645,194	[2]
Percentage of breakdown of life insurance gross written premium	39.88%	[2]
Life Insurance [Member] | Credit Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 593,370
Percentage of breakdown of life insurance gross written premium	36.67%
Life Insurance [Member] | Individual Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 119,220	[3]
Percentage of breakdown of life insurance gross written premium	7.37%	[3]
Life Insurance [Member] | Group Life [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 150,777
Percentage of breakdown of life insurance gross written premium	9.32%
Life Insurance [Member] | Annuities [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 109,377
Percentage of breakdown of life insurance gross written premium	6.76%
Health Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 600,333	[4]
Percentage of gross written premium	17.89%	[4]
Health Insurance [Member] | Medical Assistance Services [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 519,800
Percentage of entity's revenue	86.59%
General Insurance [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 1,137,302	[5]
Percentage of gross written premium	33.89%	[5]
Percentage rate of breakdown of general insurance gross written premium	100.00%
General Insurance [Member] | Automobile [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 334,939
Percentage rate of breakdown of general insurance gross written premium	29.45%
General Insurance [Member] | Fire and Allied Lines [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 311,048
Percentage rate of breakdown of general insurance gross written premium	27.35%
General Insurance [Member] | Theft and Robbery [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 110,815
Percentage rate of breakdown of general insurance gross written premium	9.74%
General Insurance [Member] | Third Party Liability [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 109,907
Percentage rate of breakdown of general insurance gross written premium	9.66%
General Insurance [Member] | Transport [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 58,300
Percentage rate of breakdown of general insurance gross written premium	5.13%
General Insurance [Member] | Technical Lines [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 63,792	[6]
Percentage rate of breakdown of general insurance gross written premium	5.61%	[6]
General Insurance [Member] | Marine Hull [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 29,414
Percentage rate of breakdown of general insurance gross written premium	2.59%
General Insurance [Member] | SOAT (Mandatory Automobile Line) [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 25,662
Percentage rate of breakdown of general insurance gross written premium	2.26%
General Insurance [Member] | Aviation [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 38,275
Percentage rate of breakdown of general insurance gross written premium	3.37%
General Insurance [Member] | Others [Member]
Gross written premiums by insurance type [Abstract]
Gross written premiums	S/ 55,150
Percentage rate of breakdown of general insurance gross written premium	4.84%

[1]	The breakdown of life insurance gross written premiums is as follows:
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).
[3]	Individual life insurance premiums include Investment Link insurance contracts.
[4]	Gross health insurance premiums include medical assistance that amounts to S/519.8 million and represents 86.59 percent in this line of business as of December 31, 2021
[5]	General insurance gross written premiums consist of the following:
[6]	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).